Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	£ 302,976	£ 262,291
Derivative financial instruments	289,206	256,523
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	12,415
Ending balance, financial assets	17,773	12,415
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(6,490)
Ending balance, financial liabilities	(7,461)	(6,490)
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	5,925	4,278
Purchases, fair value measurement, assets (liabilities) net	16,583	14,826
Sales, fair value measurement, assets (liabilities) net	(10,842)	(12,469)
Issues, fair value measurement, assets (liabilities) net	(98)	(101)
Settlements, fair value measurement, assets (liabilities) net	(1,242)	(450)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	(2)	(2)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	394	752
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	211	(492)
Ending balance, Assets (liabilities) net	10,312	5,925
Derivative financial assets	5,173	4,010
Derivative financial instruments	6,363	6,059
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(631)	(280)
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	14	(137)
Recurring fair value measurement | Investment property | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	7	10
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	(1)	(2)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	5	7
Recurring fair value measurement | Investment property | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Investment property | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(1)	(1)
Recurring fair value measurement | Derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(2,049)	(1,771)
Purchases, fair value measurement, assets (liabilities) net	(434)	(129)
Sales, fair value measurement, assets (liabilities) net	(2)	8
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	437	85
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	431	107
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	537	(123)
Ending balance, Assets (liabilities) net	(1,190)	(2,049)
Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(110)	(226)
Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Trading portfolio liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(27)	(28)
Purchases, fair value measurement, liabilities	(23)	(5)
Sales, fair value measurement, liabilities	8	23
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(27)	(12)
Transfers out of Level 3 of fair value hierarchy, liabilities	4	1
Ending balance, financial liabilities	(56)	(27)
Trading portfolio liabilities | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	9	(6)
Trading portfolio liabilities | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(404)	(341)
Purchases, fair value measurement, liabilities	(285)	(4)
Sales, fair value measurement, liabilities	0	0
Issues, fair value measurement, liabilities	(98)	(101)
Settlements, fair value measurement, liabilities	82	66
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(448)	(68)
Transfers out of Level 3 of fair value hierarchy, liabilities	40	23
Ending balance, financial liabilities	(1,042)	(404)
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	70	21
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	1	0
Interest rate derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,091
Ending balance, financial assets	2,361	1,091
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(1,351)
Ending balance, financial liabilities	(2,858)	(1,351)
Interest rate derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(260)	(2)
Purchases, fair value measurement, assets (liabilities) net	(217)	20
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	54	105
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	431	90
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(38)	(218)
Ending balance, Assets (liabilities) net	(497)	(260)
Interest rate derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(467)	(255)
Interest rate derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Foreign exchange derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	376
Ending balance, financial assets	1,513	376
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(374)
Ending balance, financial liabilities	(1,474)	(374)
Foreign exchange derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	2	1
Purchases, fair value measurement, assets (liabilities) net	0	0
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(6)	40
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	0	10
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	16	(47)
Ending balance, Assets (liabilities) net	39	2
Foreign exchange derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	27	(2)
Foreign exchange derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Credit derivatives
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	302,976	262,291
Credit derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	323
Ending balance, financial assets	290	323
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(709)
Ending balance, financial liabilities	(603)	(709)
Credit derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(386)	(155)
Purchases, fair value measurement, assets (liabilities) net	(4)	(239)
Sales, fair value measurement, assets (liabilities) net	(2)	9
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	57	(45)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	11	10
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(12)	0
Ending balance, Assets (liabilities) net	(313)	(386)
Credit derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	23	34
Credit derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Equity derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	2,220
Ending balance, financial assets	1,009	2,220
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(3,625)
Ending balance, financial liabilities	(1,428)	(3,625)
Equity derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(1,405)	(1,615)
Purchases, fair value measurement, assets (liabilities) net	(213)	90
Sales, fair value measurement, assets (liabilities) net	0	(1)
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	332	(15)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(11)	(3)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	571	142
Ending balance, Assets (liabilities) net	(419)	(1,405)
Equity derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	307	(3)
Equity derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Corporate debt | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,205
Ending balance, financial assets	1,677	1,205
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(21)
Ending balance, financial liabilities	(49)	(21)
Non-asset backed loans | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	3,743
Ending balance, financial assets	8,105	3,743
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0	0
Private equity investments | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	148
Ending balance, financial assets	140	148
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0	0
Other | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	3,296
Ending balance, financial assets	2,641	3,296
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(238)
Ending balance, financial liabilities	(615)	(238)
Trading portfolio assets | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	2,281	1,863
Purchases, fair value measurement, assets	8,068	2,261
Sales, fair value measurement, assets	(3,229)	(1,957)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(335)	(154)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	372	528
Transfers out of Level 3 of fair value hierarchy, assets	(331)	(248)
Ending balance, financial assets	6,480	2,281
Trading portfolio assets | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(346)	(12)
Trading portfolio assets | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	389	151
Purchases, fair value measurement, assets	392	310
Sales, fair value measurement, assets	(182)	(123)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(18)	(12)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	87	41
Transfers out of Level 3 of fair value hierarchy, assets	(34)	(16)
Ending balance, financial assets	595	389
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(39)	38
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	758	709
Purchases, fair value measurement, assets	7,009	1,580
Sales, fair value measurement, assets	(2,635)	(1,409)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(19)	(85)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	10	45
Transfers out of Level 3 of fair value hierarchy, assets	(22)	(81)
Ending balance, financial assets	4,837	758
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(264)	(1)
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Other | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,134	1,003
Purchases, fair value measurement, assets	667	371
Sales, fair value measurement, assets	(412)	(425)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(298)	(57)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	275	442
Transfers out of Level 3 of fair value hierarchy, assets	(275)	(151)
Ending balance, financial assets	1,048	1,134
Trading portfolio assets | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(43)	(49)
Trading portfolio assets | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	6,079	4,392
Purchases, fair value measurement, assets	9,257	12,703
Sales, fair value measurement, assets	(7,618)	(10,541)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,394)	(440)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	66	197
Transfers out of Level 3 of fair value hierarchy, assets	(39)	(39)
Ending balance, financial assets	6,111	6,079
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(254)	(57)
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	14	(136)
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	2,985	2,280
Purchases, fair value measurement, assets	2,739	1,379
Sales, fair value measurement, assets	(1,019)	(306)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,203)	(248)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	49	113
Transfers out of Level 3 of fair value hierarchy, assets	(21)	0
Ending balance, financial assets	3,268	2,985
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(262)	(59)
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	(174)
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	148	88
Purchases, fair value measurement, assets	35	68
Sales, fair value measurement, assets	(59)	(7)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(3)	(8)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	35
Transfers out of Level 3 of fair value hierarchy, assets	0	(38)
Ending balance, financial assets	140	148
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	7	0
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	12	10
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	2,946	2,024
Purchases, fair value measurement, assets	6,483	11,256
Sales, fair value measurement, assets	(6,540)	(10,228)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(188)	(184)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	17	49
Transfers out of Level 3 of fair value hierarchy, assets	(18)	(1)
Ending balance, financial assets	2,703	2,946
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	1	2
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	2	28
Fair value through other comprehensive income | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	38	153
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(32)	(7)
Total gains or losses recognised in OCI, assets	(2)	(2)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	(106)
Ending balance, financial assets	4	38
Fair value through other comprehensive income | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Fair value through other comprehensive income | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	0	106
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		(106)
Ending balance, financial assets		0
Fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Fair value through other comprehensive income | Other | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	38	47
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(32)	(7)
Total gains or losses recognised in OCI, assets	(2)	(2)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	4	38
Fair value through other comprehensive income | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Fair value through other comprehensive income | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	£ 0	£ 0